Stock-Based Compensation Plans - Summary of Stock Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at beginning of period	481,210	606,025	633,900
Options granted	46,180	31,690	29,160
Options exercised	112,800	153,505	54,035
Options forfeited	0	3,000	3,000
Options outstanding at end of period	414,590	481,210	606,025	633,900
Options outstanding weighted average exercise price at beginning of period	$ 17.52	$ 14.96	$ 14.00
Options outstanding weighted average exercise price - Granted	$ 26.20	$ 22.25	$ 25.60
Options outstanding weighted average exercise price - Exercised	$ 10.52	$ 8.62	$ 9.95
Options outstanding weighted average exercise price - forfeited	$ 0	$ 5.78	$ 5.84
Options outstanding weighted average exercise price at end of period	$ 20.40	$ 17.52	$ 14.96	$ 14.00
Options outstanding weighted average remaining term	4.2	3.8	3.5	4.1
Options outstanding weighted average grant date fair value at beginning of period	$ 3,782	$ 4,216	$ 4,206
Options outstanding weighted average grant date fair value	489	281	293
Options exercised weighted average grant date fair value	603	705	274
Options forfeited weighted average grant date fair value	0	10	9
Options outstanding weighted average grant date fair value at end of period	3,668	3,782	4,216	4,206
Options exercisable at September 30, 2013	330,878
Options exercisable weighted average exercise price	$ 19.05
Options exercisable weighted average remaining term	3.2
Options exercisable weighted average grant date fair value	2,759
Options vested during twelve months ended September 30, 2013	32,912
Options vested weighted average grant date fair value	$ 326